Consolidated Statements Of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	8,000,000,000	8,000,000,000
Common stock shares issued	62,327,851	62,327,851
Common stock shares outstanding	62,327,851	62,327,851
Class B ordinary shares [Member]
Disclosure of classes of share capital [line items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	2,000,000,000	2,000,000,000
Common stock shares issued	183,283,628	183,283,628
Common stock shares outstanding	183,283,628	183,283,628